Non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement 1 [Line Items]
Disclosure of Non Current Assets	2024 2023 Lease assets 26 - Reimbursement rights 5 - Property, Plant & Equipment 9 - Total 40 -